Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Loan Receivable
Schedule of loans receivable

	At June 30,	At December 31,
	2026	2025
LOMI Facility	$17.6	$—
Loan receivable	$17.6	$—